Accounts Receivable - Trade - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable - trade	$ 3,855,064	$ 3,846,724	$ 3,562,832
Allowance for doubtful accounts	(250,306)	(200,874)	(453,059)
Allowance for sales returns and volume rebates	(521,090)	(555,918)	(165,819)
Accounts receivable - trade, net of allowances	$ 3,083,668	$ 3,089,932	$ 2,943,954	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.